EXHIBIT 99.1

To the Holders of:
STRATS(SM) TRUST FOR AMBAC FINANCIAL GROUP, INC. SECURITIES, SERIES 2007-1
Structured Repackaged Asset-Backed Trust Securities
*CUSIP:	784786204 – 6.70% Class A Certificates

U.S. Bank Trust National Association, as Trustee for the STRATS(SM) Trust For AMBAC Financial Group, Inc. Securities, Series 2007-1, hereby gives notice with respect to the distribution date of March 13, 2014 (the “Distribution Date”) as follows:

Record Date: March 12, 2014
Collection Period: N/A
Distribution Date: March 13, 2014

Certificate Account Holdings as of beginning of Collection Period
Cash Balance:	$0.00

Cash Flows received during Collection Period

Below activities were due to receipt of settlement proceeds from the In re Ambac Financial Group Inc. Securities
Litigation class action lawsuit settlement (the “Settlement”).

On 2-21-2014 Received $1,455,843.66 from claims administrator for the Settlement On 3-13-2014 Distributed $1,455,843.66 to surrendering Holders
Certificate Account Holdings at close of business on Distribution Date
Cash Balance:	$0.00

Issued by Trust and outstanding as of beginning of Collection Period
1,371,492 Class A Certificates representing Stated Amount:	$0.00
Number of Call Warrants:	0

Issued by Trust and outstanding at close of business on Distribution Date
1,371,492 Class A Certificates representing Stated Amount:	$0.00
Number of Call Warrants:	0

U.S. Bank Trust National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.  It is included solely for the convenience of the Holders.